Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	SFr 34,399	SFr 17,004
Additions	23,651	3,492
Depreciation	(4,953)	(2,884)
Disposals	(1,533)
Currency Translation	436	62
Property, plant and equipment at the end of period	52,000	17,674
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	18,998	5,905
Additions	12,796	845
Depreciation	(1,149)	(437)
Disposals	(206)
Currency Translation	230	55
Property, plant and equipment at the end of period	30,669	6,368
Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,832	3,806
Additions	979	685
Depreciation	(1,262)	(959)
Disposals	0
Currency Translation	81	(8)
Property, plant and equipment at the end of period	3,630	3,524
Production tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,310	4,306
Additions	3,344	1,238
Depreciation	(1,621)	(1,011)
Disposals	(1,327)
Currency Translation	0	0
Property, plant and equipment at the end of period	6,706	4,533
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,259	2,987
Additions	6,532	724
Depreciation	(921)	(477)
Disposals	0
Currency Translation	125	15
Property, plant and equipment at the end of period	10,995	3,249
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	47,850	25,440
Property, plant and equipment at the end of period	63,932	28,978
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	20,877	6,652
Property, plant and equipment at the end of period	33,297	7,554
Cost | Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,319	6,561
Property, plant and equipment at the end of period	8,075	7,210
Cost | Production tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11,896	7,792
Property, plant and equipment at the end of period	8,320	9,030
Cost | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,758	4,435
Property, plant and equipment at the end of period	14,240	5,183
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(13,451)	(8,436)
Property, plant and equipment at the end of period	(11,932)	(11,304)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,879)	(747)
Property, plant and equipment at the end of period	(2,628)	(1,186)
Accumulated depreciation | Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,487)	(2,755)
Property, plant and equipment at the end of period	(4,445)	(3,686)
Accumulated depreciation | Production tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(5,586)	(3,486)
Property, plant and equipment at the end of period	(1,614)	(4,497)
Accumulated depreciation | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,499)	(1,448)
Property, plant and equipment at the end of period	SFr (3,245)	SFr (1,934)